Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Additional Financial Information of Parent Company
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD.
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(Amounts in thousands, except share and per share data)

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	7,025,967	1,032,540	162,028
Short-term investments	6,270,302	17,866,528	2,803,648
Prepayments and other current assets	13,762	113,595	17,826

Total current assets	13,310,031	19,012,663	2,983,502
Investment in and amount due from subsidiaries/VIEs	9,675,404	11,885,179	1,865,044
Long-term investments	522,672	1,007,361	158,077

Total non-current assets	10,198,076	12,892,540	2,023,121

TOTAL ASSETS	23,508,107	31,905,203	5,006,623

LIABILITIES
Accounts payable	—	42	7
Amounts due to related parties	172,779	179,859	28,224
Income tax payable	—	9,084	1,425
Other tax payable	—	250,008	39,232
Accrued expenses and other current liabilities	283,524	10,765	1,690

TOTAL LIABILITIES	456,303	449,758	70,578

MEZZANINE EQUITY	31,535,947	—	—
SHAREHOLDERS’ (DEFICIT) EQUITY
Class A Ordinary shares (US$0.00001 par value, 33,562,015,467 and 40,000,000,000 shares authorized, 3,517,944,736 and 18,559,858,605shares issued and outstanding as of December 31, 2020 and 2021,respectively)	233	1,201	188
Class B Ordinary shares (US$0.00001 par value, 963,610,653 and10,000,000,000 shares authorized, 963,610,653 and 3,269,099,726 issued and outstanding as of December 31, 2020 and 2021, respectively)	63	215	34
Additional paid-in capital	3,809,060	49,245,773	7,727,736
Accumulated other comprehensive income	1,072,307	538,650	84,526
Subscription receivable	—	(1,310,140)	(205,590)
Accumulated deficit	(13,365,806)	(17,020,254)	(2,670,849)

TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	(8,484,143)	31,455,445	4,936,045

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY	23,508,107	31,905,203	5,006,623

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD.
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(Amounts in thousands, except share and per share data)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	USD
				(Note 2)
Cost and operating expenses	(712,108)	(3,729,055)	(3,959,299)	(621,300)
Interest income	176,925	93,897	153,749	24,127
Investment income	—	—	(379)	(59)
Fair value change in trading securities	—	—	18,333	2,877
Impairment loss and others	—	—	(44,348)	(6,960)
Equity in losses of equity investees	(1,444)	(10,975)	(5,696)	(894)
Income tax expenses	—	—	(14,090)	(2,211)
Equity in (loss) profit income of subsidiaries, VIEs and VIEs’ subsidiaries	(987,023)	175,661	197,282	30,957

Net loss attributable to Full Truck Alliance Co. Ltd.	(1,523,650)	(3,470,472)	(3,654,448)	(573,463)

Other comprehensive income (loss)
Foreign currency translation adjustments, net of tax of nil	89,399	(498,157)	(533,657)	(83,742)

Total comprehensive loss attributable to Full Truck Alliance Co. Ltd.	(1,434,251)	(3,968,629)	(4,188,105)	(657,205)

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD.
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cash flows from operating activities:				(Note 2)
Net loss attribute to ordinary shareholders	(1,523,650)	(3,470,472)	(3,654,448)	(573,463)
Adjustments to reconcile net loss to net cash used in operating activities
Equity in income (loss) of subsidiaries, VIEs and VIEs’ subsidiaries	987,023	(175,661)	(197,282)	(30,957)
Share-based compensation	455,634	3,254,335	3,628,602	569,407
Modification of share options	—	231,972	209,311	32,845
Equity in loss of unconsolidated investees	1,444	10,975	5,696	894
Net gain from disposal of investment in equity investees	—	—	379	59
Unrealized gains from fair value changes of trading securities	—	—	(18,333)	(2,877)
Foreign exchange loss	—	—	2,917	458
Impairment loss	—	—	43,708	6,859
Changes in operating assets and liabilities:
Prepayments and other current assets	849	22,727	(108,119)	(16,966)
Accounts payable	—	—	42	7
Amounts due to related parties	28,669	22,242	(31,213)	(4,898)
Income tax payable	—	—	9,084	1,425
Accrued expenses and other current liabilities	—	91,377	(78,313)	(12,289)

Net cash used in operating activities	(50,031)	(12,505)	(187,969)	(29,496)
Cash flows from investing activities:
Purchases of short-term investments	(4,404,601)	(6,766,468)	(19,376,170)	(3,040,544)
Maturity of short-term investments	3,107,061	4,638,930	7,464,384	1,171,325
Payment for investment in equity investees	(75,739)	(19,312)	(580,888)	(91,154)
Return from dissolution of an equity investment	—	—	11,929	1,872
Loans to related parties	(48,458)	(63,482)	—	—
Repayment of loans from related parties	—	109,792	—	—
Investment in subsidiaries and VIEs	(91,803)	(493,225)	(2,081,323)	(326,605)

Net cash used in investing activities	(1,513,540)	(2,593,765)	(14,562,068)	(2,285,106)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares and preferred shares	(384,880)	(557,836)	(2,585,437)	(405,711)
Proceeds from issuing preferred shares, net of issuance cost	—	—	385,788	60,539
Proceeds from initial public offerings, net	—	—	11,059,043	1,735,405
Proceeds from exercise of share options	—	87	20	3
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost	1,672,415	11,081,037	—	—
Loan to a shareholder pledged by preferred shares	—	(1,310,140)	—	—

Net cash provided by financing activities	1,287,535	9,213,148	8,859,414	1,390,236
Effect of exchange rate changes on cash and cash equivalents	36,656	(274,587)	(102,804)	(16,134)
Net (decrease) increase in cash and cash equivalents	(239,380)	6,332,291	(5,993,427)	(940,500)
Cash and cash equivalents, beginning of the year	933,056	693,676	7,025,967	1,102,528

Cash and cash equivalents, end of the year	693,676	7,025,967	1,032,540	162,028

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD.
FINANCIAL INFORMATION OF PARENT COMPANY
NOTES TO SCHEDULE I

1)
Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of condensed consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIE’s profit or loss as “Equity in losses of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries and VIEs even though the parent company is not obligated to provide continuing support or fund losses.

3)	For the years ended December 31, 2019, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.